BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund (the “Core Bond Fund”)

Bridge Builder Municipal High-Income Bond Fund (the “Municipal High-Income Bond Fund”)

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Supplement dated October 1, 2025

to the Prospectus dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Lynne A. Royer no longer serves as portfolio manager of the portion of the assets of the Core Bond Fund managed by Loomis, Sayles & Company, L.P. (“Loomis Sayles’ Allocated Portion of the Core Bond Fund”). Bradley Stevens and Seth J. Timen continue to serve as portfolio managers of Loomis Sayles’ Allocated Portion of the Core Bond Fund.

Accordingly, all references and information related to Lynne A. Royer in the Prospectus are hereby deleted in their entirety.

B.

Lee Chu has been added as a portfolio manager of the portion of the assets of the Municipal High-Income Bond Fund managed by Capital International, Inc. (“Capital International’s Allocated Portion of the Municipal High-Income Bond Fund”). Additionally, Courtney K. Wolf no longer serves as portfolio manager of Capital International’s Allocated Portion of the Municipal High-Income Bond Fund. Chad M. Rach and Jerome H. Solomon continue to serve as portfolio managers of Capital International’s Allocated Portion of the Municipal High-Income Bond Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Capital International” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Municipal High-Income Bond Fund” is hereby replaced with the following:

Capital International

Portfolio Managers	Position with Capital International	Length of Service to the Fund
Chad M. Rach	Portfolio Manager	Since Inception
Jerome H. Solomon	Portfolio Manager	Since Inception
Lee Chu	Portfolio Manager	Since October 2025

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Municipal High-Income Bond Fund – Capital International – Portfolio Managers” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Chad M. Rach and Jerome H. Solomon have been portfolio managers of the Fund since its inception. Lee Chu has been a portfolio manager of the Fund since October 2025.

Mr. Rach is a portfolio manager at Capital International. He has 29 years of investment experience and has been with Capital Group for 20 years.

Mr. Solomon is a portfolio manager at Capital International. He has 33 years of investment experience and has been with Capital Group for 16 years.

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Ms. Chu is a portfolio manager at Capital International. She has 16 years of investment experience, all with Capital Group.

C.

Andrew Lacey no longer serves as portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by Lazard Asset Management LLC (“Lazard’s Allocated Portion of the Large Cap Growth Fund”). Martin Flood, H. Ross Seiden, Louis Florentin-Lee and Janice Davies continue to serve as portfolio managers of Lazard’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, all references and information related to Andrew Lacey in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund (the “Core Bond Fund”)

Bridge Builder Municipal High-Income Bond Fund (the “Municipal High-Income Bond Fund”)

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Supplement dated October 1, 2025

to the Statement of Additional Information (“SAI”) dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Lynne A. Royer no longer serves as portfolio manager of the portion of the assets of the Core Bond Fund managed by Loomis, Sayles & Company, L.P. (“Loomis Sayles’ Allocated Portion of the Core Bond Fund”). Bradley Stevens and Seth J. Timen continue to serve as portfolio managers of Loomis Sayles’ Allocated Portion of the Core Bond Fund.

Accordingly, all references and information related to Lynne A. Royer in the SAI are hereby deleted in their entirety.

B.

Lee Chu has been added as a portfolio manager of the portion of the assets of the Municipal High-Income Bond Fund managed by Capital International, Inc. (“Capital International’s Allocated Portion of the Municipal High-Income Bond Fund”). Additionally, Courtney K. Wolf no longer serves as a portfolio manager of Capital International’s Allocated Portion of the Municipal High-Income Bond Fund. Chad M. Rach and Jerome H. Solomon continue to serve as portfolio managers of Capital International’s Allocated Portion of the Municipal High-Income Bond Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Municipal High-Income Bond Fund – Capital International, Inc. (“Capital International”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2025. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)[1]		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts
Chad M. Rach	2	$18.411 billion	0	$0	0	$0
Jerome H. Solomon	2	$18.441 billion	0	$0	0	$0
Lee Chu	4	$39.009 billion	0	$0	0	$0
[1]	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

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As of June 30, 2025, the above-listed portfolio managers did not beneficially own any shares of the Fund.

C.

Andrew Lacey no longer serves as portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by Lazard Asset Management LLC (“Lazard’s Allocated Portion of the Large Cap Growth Fund”). Martin Flood, H. Ross Seiden, Louis Florentin-Lee and Janice Davies continue to serve as portfolio managers of Lazard’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, all references and information related to Andrew Lacey in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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